Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MADISON FUNDS
Entity Central Index Key	0001040612
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Conservative Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class A
Trading Symbol	MCNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Conservative Allocation Fund Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$36	0.71%

[1]	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 34,637,787
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 35,671
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$34,637,787
# of Portfolio Holdings	18
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$35,671

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	49.5%
Invesco S&P 500 Quality ETF	7.8%
Vanguard FTSE All-World ex-U.S. ETF	4.0%
VanEck J. P. Morgan EM Local Currency Bond ETF	4.0%
Distillate U.S. Fundamental Stability & Value ETF	3.7%
Janus Henderson Mortgage-Backed Securities ETF	3.5%
Madison Large Cap Fund, Class R6	3.4%
iShares MSCI Emerging Markets Asia ETF	3.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	3.1%
iShares Core S&P U.S. Growth ETF	3.0%

Portfolio Allocation (% of Net Assets)

Investment Companies	52.9%
Exchange Traded Funds	45.0%
Short-Term Investments	4.6%
Other Assets and Liabilities, Net	(2.5%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Moderate Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class A
Trading Symbol	MMDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moderate Allocation Fund Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$36	0.70%

[1]	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[2]
Net Assets	$ 86,103,836
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 86,187
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$86,103,836
# of Portfolio Holdings	18
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$86,187

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	28.9%
Invesco S&P 500 Quality ETF	12.2%
Vanguard FTSE All-World ex-U.S. ETF	7.2%
Madison Large Cap Fund, Class R6	6.4%
iShares MSCI Emerging Markets Asia ETF	6.3%
Distillate U.S. Fundamental Stability & Value ETF	6.1%
iShares Core S&P U.S. Growth ETF	5.4%
Vanguard Information Technology ETF	4.7%
State Street SPDR S&P Bank ETF	4.0%
iShares Core S&P Small-Cap ETF	3.9%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	61.6%
Investment Companies	35.2%
Short-Term Investments	11.3%
Other Assets and Liabilities, Net	(8.1%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Aggressive Allocation Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class A
Trading Symbol	MAGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$36	0.70%

[1]	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[3]
Net Assets	$ 54,960,061
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 53,754
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$54,960,061
# of Portfolio Holdings	16
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$53,754

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	14.4%
Madison Core Bond Fund, Class R6	14.2%
Madison Large Cap Fund, Class R6	9.3%
Vanguard FTSE All-World ex-U.S. ETF	8.9%
iShares MSCI Emerging Markets Asia ETF	8.0%
Distillate U.S. Fundamental Stability & Value ETF	7.5%
iShares Core S&P U.S. Growth ETF	7.3%
Vanguard Information Technology ETF	6.5%
State Street SPDR S&P Bank ETF	6.2%
iShares Core S&P Small-Cap ETF	5.6%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	73.5%
Investment Companies	23.4%
Short-Term Investments	6.7%
Other Assets and Liabilities, Net	(3.6%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Diversified Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Diversified Income Fund
Class Name	Diversified Income Fund Class A
Trading Symbol	MBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Fund Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$34	0.66%

[1]	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[4]
Net Assets	$ 106,173,926
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 110,201
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$106,173,926
# of Portfolio Holdings	17
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$110,201

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.

Top Ten Holdings (% of Net Assets)

Madison Dividend Value ETF	20.4%
Madison Short-Term Strategic Income ETF	18.0%
Madison Aggregate Bond ETF	17.1%
Madison Covered Call ETF	13.9%
State Street SPDR Portfolio High Yield Bond ETF	11.0%
Schwab U.S. Dividend Equity ETF	7.6%
VanEck J. P. Morgan EM Local Currency Bond ETF	6.2%
Global X MLP ETF	3.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF	1.9%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.2%
Short-Term Investments	2.1%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(1.3%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in shares of other registered investment companies. The Fund’s total net assets were allocated among various asset classes and underlying funds, with target allocations over time of approximately 50% equity investments and 50% fixed income investments.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Tax-Free National Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Tax-Free National Fund
Class Name	Tax-Free National Fund Class Y
Trading Symbol	GTFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tax-Free National Fund Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$30	0.61%

[1]	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.61%	[5]
Net Assets	$ 18,392,541
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 37,307
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$18,392,541
# of Portfolio Holdings	63
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$37,307

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal income taxes.

Top Ten Holdings (% of Net Assets)

Mobile County, 5.000%, due 02/01/39	3.5%
City of Burlington WI, 4.000%, due 04/01/36	3.2%
Cook County School District No. 111 Burbank, 5.000%, due 12/01/35	3.0%
Medical Center Educational Building Corp., 5.000%, due 06/01/30	2.6%
Southampton County Industrial Development Authority, 5.000%, due 06/01/35	2.6%
West Virginia Economic Development Authority, 5.000%, due 07/01/37	2.5%
Eastern Kentucky University, 5.000%, due 04/01/33	2.4%
Hialeah Utility System, 5.000%, due 10/01/35	2.3%
Isle Wight County Industrial Development Authority, 5.250%, due 07/01/48	2.3%
Wisconsin Health & Educational Facilities Authority, 4.000%, due 11/15/35	2.2%

Portfolio Allocation (% of Net Assets)

Municipal Bonds	98.7%
Other Assets and Liabilities, Net	1.3%

Exposure Basis Explanation [Text Block]	The Fund invested in intermediate and long-term bonds with average aggregate maturities of 7 to 15 years in municipal bonds that were exempt from federal income taxes.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
High Quality Bond Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison High Quality Bond Fund
Class Name	High Quality Bond Fund Class Y
Trading Symbol	MIIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Quality Bond Fund Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$25	0.50%

[1]	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[6]
Net Assets	$ 62,850,223
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 92,385
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$62,850,223
# of Portfolio Holdings	52
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,385

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.875%, due 10/31/28	4.1%
U.S. Treasury Notes, 4.000%, due 06/30/28	4.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	4.0%
U.S. Treasury Notes, 3.625%, due 05/31/28	4.0%
U.S. Treasury Notes, 4.375%, due 11/30/30	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/30	3.8%
U.S. Treasury Notes, 3.875%, due 11/30/29	3.8%
U.S. Treasury Notes, 3.875%, due 12/31/29	3.8%
U.S. Treasury Notes, 4.500%, due 05/31/29	3.7%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.7%

Portfolio Allocation (% of Net Assets)

U.S. Government and Agency Obligations	63.7%
Corporate Notes and Bonds	33.7%
Short-Term Investments	1.2%
Foreign Corporate Bonds	1.2%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
High Quality Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison High Quality Bond Fund
Class Name	High Quality Bond Fund Class I
Trading Symbol	MIIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Quality Bond Fund Class I for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$20	0.41%

[1]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%	[7]
Net Assets	$ 62,850,223
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 92,385
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$62,850,223
# of Portfolio Holdings	52
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$92,385

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.875%, due 10/31/28	4.1%
U.S. Treasury Notes, 4.000%, due 06/30/28	4.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	4.0%
U.S. Treasury Notes, 3.625%, due 05/31/28	4.0%
U.S. Treasury Notes, 4.375%, due 11/30/30	3.8%
U.S. Treasury Notes, 4.000%, due 07/31/30	3.8%
U.S. Treasury Notes, 3.875%, due 11/30/29	3.8%
U.S. Treasury Notes, 3.875%, due 12/31/29	3.8%
U.S. Treasury Notes, 4.500%, due 05/31/29	3.7%
U.S. Treasury Notes, 4.000%, due 07/31/29	3.7%

Portfolio Allocation (% of Net Assets)

U.S. Government and Agency Obligations	63.7%
Corporate Notes and Bonds	33.7%
Short-Term Investments	1.2%
Foreign Corporate Bonds	1.2%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invested in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments, while maintaining an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class A
Trading Symbol	MBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$35	0.71%

[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[8]
Net Assets	$ 225,734,920
Holdings Count | Holdings	392
Advisory Fees Paid, Amount	$ 280,669
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$225,734,920
# of Portfolio Holdings	392
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$280,669

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.4%
U.S. Treasury Notes, 4.250%, due 06/30/31	2.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	1.9%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.8%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.7%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.0%
U.S. Government and Agency Obligations	29.4%
Corporate Notes and Bonds	24.2%
Collateralized Mortgage Obligations	5.9%
Short-Term Investments	2.0%
Foreign Corporate Bonds	1.9%
Asset Backed Securities	1.5%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.4%)

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class Y
Trading Symbol	MBOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$23	0.46%

[1]	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[9]
Net Assets	$ 225,734,920
Holdings Count | Holdings	392
Advisory Fees Paid, Amount	$ 280,669
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$225,734,920
# of Portfolio Holdings	392
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$280,669

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.4%
U.S. Treasury Notes, 4.250%, due 06/30/31	2.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	1.9%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.8%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.7%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.0%
U.S. Government and Agency Obligations	29.4%
Corporate Notes and Bonds	24.2%
Collateralized Mortgage Obligations	5.9%
Short-Term Investments	2.0%
Foreign Corporate Bonds	1.9%
Asset Backed Securities	1.5%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.4%)

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class I
Trading Symbol	MBOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class I for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$18	0.36%

[1]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[10]
Net Assets	$ 225,734,920
Holdings Count | Holdings	392
Advisory Fees Paid, Amount	$ 280,669
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$225,734,920
# of Portfolio Holdings	392
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$280,669

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.4%
U.S. Treasury Notes, 4.250%, due 06/30/31	2.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	1.9%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.8%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.7%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.0%
U.S. Government and Agency Obligations	29.4%
Corporate Notes and Bonds	24.2%
Collateralized Mortgage Obligations	5.9%
Short-Term Investments	2.0%
Foreign Corporate Bonds	1.9%
Asset Backed Securities	1.5%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.4%)

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Core Bond Class R6
Shareholder Report [Line Items]
Fund Name	Madison Core Bond Fund
Class Name	Core Bond Fund Class R6
Trading Symbol	MBORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class R6 for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$14	0.28%

[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[11]
Net Assets	$ 225,734,920
Holdings Count | Holdings	392
Advisory Fees Paid, Amount	$ 280,669
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$225,734,920
# of Portfolio Holdings	392
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$280,669

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.

Top Ten Holdings (% of Net Assets)

U.S. Treasury Notes, 4.625%, due 09/30/28	2.5%
U.S. Treasury Notes, 4.000%, due 07/31/30	2.4%
U.S. Treasury Notes, 4.250%, due 06/30/31	2.2%
U.S. Treasury Notes, 4.375%, due 05/15/34	2.0%
U.S. Treasury Notes, 4.000%, due 02/29/28	1.9%
U.S. Treasury Notes, 3.875%, due 11/30/29	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.8%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.7%
U.S. Treasury Bonds, 4.625%, due 05/15/44	1.7%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.7%

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	34.0%
U.S. Government and Agency Obligations	29.4%
Corporate Notes and Bonds	24.2%
Collateralized Mortgage Obligations	5.9%
Short-Term Investments	2.0%
Foreign Corporate Bonds	1.9%
Asset Backed Securities	1.5%
Commercial Mortgage-Backed Securities	1.5%
Other Assets and Liabilities, Net	(0.4%)

Exposure Basis Explanation [Text Block]	The Fund invested primary in fixed income securities such as Corporate, U.S. Government, Foreign, Non-Rated debt securities. In additional the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class A
Trading Symbol	MENAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$66	1.27%

[1]	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.27%	[12]
Net Assets	$ 141,254,708
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 671,055
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$141,254,708
# of Portfolio Holdings	54
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$671,055

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Transocean Ltd.	8.2%
Matador Resources Co.	6.2%
PepsiCo, Inc.	5.8%
APA Corp.	5.6%
Microchip Technology, Inc.	5.1%
Archer-Daniels-Midland Co.	5.1%
CVS Health Corp.	4.6%
Constellation Brands, Inc., Class A	3.6%
Las Vegas Sands Corp.	3.2%
Marsh & McLennan Cos., Inc.	3.1%

Sector Allocation (% of Net Assets)

Energy	20.0%
Consumer Staples	16.4%
Information Technology	15.3%
Short-Term Investments	13.9%
Health Care	11.9%
Financials	11.1%
Consumer Discretionary	6.2%
Utilities	3.1%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	2.2%
Industrials	1.8%
Other Assets and Liabilities, Net	(4.4%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class Y
Trading Symbol	MENYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$53	1.02%

[1]	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%	[13]
Net Assets	$ 141,254,708
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 671,055
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$141,254,708
# of Portfolio Holdings	54
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$671,055

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Transocean Ltd.	8.2%
Matador Resources Co.	6.2%
PepsiCo, Inc.	5.8%
APA Corp.	5.6%
Microchip Technology, Inc.	5.1%
Archer-Daniels-Midland Co.	5.1%
CVS Health Corp.	4.6%
Constellation Brands, Inc., Class A	3.6%
Las Vegas Sands Corp.	3.2%
Marsh & McLennan Cos., Inc.	3.1%

Sector Allocation (% of Net Assets)

Energy	20.0%
Consumer Staples	16.4%
Information Technology	15.3%
Short-Term Investments	13.9%
Health Care	11.9%
Financials	11.1%
Consumer Discretionary	6.2%
Utilities	3.1%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	2.2%
Industrials	1.8%
Other Assets and Liabilities, Net	(4.4%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class I
Trading Symbol	MENIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class I for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$51	0.97%

[1]	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[14]
Net Assets	$ 141,254,708
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 671,055
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$141,254,708
# of Portfolio Holdings	54
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$671,055

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Transocean Ltd.	8.2%
Matador Resources Co.	6.2%
PepsiCo, Inc.	5.8%
APA Corp.	5.6%
Microchip Technology, Inc.	5.1%
Archer-Daniels-Midland Co.	5.1%
CVS Health Corp.	4.6%
Constellation Brands, Inc., Class A	3.6%
Las Vegas Sands Corp.	3.2%
Marsh & McLennan Cos., Inc.	3.1%

Sector Allocation (% of Net Assets)

Energy	20.0%
Consumer Staples	16.4%
Information Technology	15.3%
Short-Term Investments	13.9%
Health Care	11.9%
Financials	11.1%
Consumer Discretionary	6.2%
Utilities	3.1%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	2.2%
Industrials	1.8%
Other Assets and Liabilities, Net	(4.4%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Covered Call & Equity Income Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Covered Call & Equity Income Fund
Class Name	Covered Call & Equity Income Fund Class R6
Trading Symbol	MENRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Covered Call & Equity Income Fund Class R6 for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$47	0.89%

[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[15]
Net Assets	$ 141,254,708
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 671,055
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$141,254,708
# of Portfolio Holdings	54
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$671,055

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.

Top Ten Holdings (% of Net Assets)

Transocean Ltd.	8.2%
Matador Resources Co.	6.2%
PepsiCo, Inc.	5.8%
APA Corp.	5.6%
Microchip Technology, Inc.	5.1%
Archer-Daniels-Midland Co.	5.1%
CVS Health Corp.	4.6%
Constellation Brands, Inc., Class A	3.6%
Las Vegas Sands Corp.	3.2%
Marsh & McLennan Cos., Inc.	3.1%

Sector Allocation (% of Net Assets)

Energy	20.0%
Consumer Staples	16.4%
Information Technology	15.3%
Short-Term Investments	13.9%
Health Care	11.9%
Financials	11.1%
Consumer Discretionary	6.2%
Utilities	3.1%
Communication Services	2.5%
Equity Real Estate Investment Trusts (REITs)	2.2%
Industrials	1.8%
Other Assets and Liabilities, Net	(4.4%)

Exposure Basis Explanation [Text Block]	The Fund invested in large- and mid-cap U.S. equities, as defined by the S&P 500 and Russell Midcap Index, respectively. To generate additional income, the Fund employed a covered call strategy, selling call options on some of its holdings to provide investment income and downside protection while maintaining equity exposure.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class A
Trading Symbol	MADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dividend Income Fund Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$61	1.16%

[1]	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%	[16]
Net Assets	$ 92,232,516
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 364,387
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$92,232,516
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$364,387

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.9%
Exxon Mobil Corp.	4.9%
Chevron Corp.	4.8%
NextEra Energy, Inc.	4.4%
Texas Instruments, Inc.	4.2%
CME Group, Inc.	4.0%
Procter & Gamble Co.	3.7%
Honeywell International, Inc.	3.6%
Analog Devices, Inc.	3.4%
Union Pacific Corp.	3.4%

Sector Allocation (% of Net Assets)

Industrials	17.8%
Financials	15.3%
Energy	15.1%
Health Care	13.8%
Information Technology	12.2%
Consumer Staples	9.3%
Consumer Discretionary	7.8%
Utilities	4.4%
Materials	2.9%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class Y
Trading Symbol	BHBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dividend Income Fund Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$48	0.92%

[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[17]
Net Assets	$ 92,232,516
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 364,387
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$92,232,516
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$364,387

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.9%
Exxon Mobil Corp.	4.9%
Chevron Corp.	4.8%
NextEra Energy, Inc.	4.4%
Texas Instruments, Inc.	4.2%
CME Group, Inc.	4.0%
Procter & Gamble Co.	3.7%
Honeywell International, Inc.	3.6%
Analog Devices, Inc.	3.4%
Union Pacific Corp.	3.4%

Sector Allocation (% of Net Assets)

Industrials	17.8%
Financials	15.3%
Energy	15.1%
Health Care	13.8%
Information Technology	12.2%
Consumer Staples	9.3%
Consumer Discretionary	7.8%
Utilities	4.4%
Materials	2.9%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class I
Trading Symbol	MDMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dividend Income Fund Class I for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$43	0.82%

[1]	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[18]
Net Assets	$ 92,232,516
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 364,387
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$92,232,516
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$364,387

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.9%
Exxon Mobil Corp.	4.9%
Chevron Corp.	4.8%
NextEra Energy, Inc.	4.4%
Texas Instruments, Inc.	4.2%
CME Group, Inc.	4.0%
Procter & Gamble Co.	3.7%
Honeywell International, Inc.	3.6%
Analog Devices, Inc.	3.4%
Union Pacific Corp.	3.4%

Sector Allocation (% of Net Assets)

Industrials	17.8%
Financials	15.3%
Energy	15.1%
Health Care	13.8%
Information Technology	12.2%
Consumer Staples	9.3%
Consumer Discretionary	7.8%
Utilities	4.4%
Materials	2.9%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Dividend Income Fund Cass R6
Shareholder Report [Line Items]
Fund Name	Madison Dividend Income Fund
Class Name	Dividend Income Fund Class R6
Trading Symbol	MADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Dividend Income Fund Class R6 for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$39	0.74%

[1]	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[19]
Net Assets	$ 92,232,516
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 364,387
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$92,232,516
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$364,387

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.

Top Ten Holdings (% of Net Assets)

Johnson & Johnson	4.9%
Exxon Mobil Corp.	4.9%
Chevron Corp.	4.8%
NextEra Energy, Inc.	4.4%
Texas Instruments, Inc.	4.2%
CME Group, Inc.	4.0%
Procter & Gamble Co.	3.7%
Honeywell International, Inc.	3.6%
Analog Devices, Inc.	3.4%
Union Pacific Corp.	3.4%

Sector Allocation (% of Net Assets)

Industrials	17.8%
Financials	15.3%
Energy	15.1%
Health Care	13.8%
Information Technology	12.2%
Consumer Staples	9.3%
Consumer Discretionary	7.8%
Utilities	4.4%
Materials	2.9%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invested in equity securities with a market capitalization of over a $1 billion and a history of paying dividends.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class A
Trading Symbol	MNVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Fund Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$61	1.16%

[1]	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%	[20]
Net Assets	$ 327,154,207
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 1,159,189
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$327,154,207
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,159,189

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	8.2%
Texas Instruments, Inc.	6.3%
Amazon.com, Inc.	6.1%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.8%
Ferguson Enterprises, Inc.	5.4%
Analog Devices, Inc.	4.7%
Parker-Hannifin Corp.	4.6%
Visa, Inc., Class A	4.5%
Lowe's Cos., Inc.	3.4%

Sector Allocation (% of Net Assets)

Financials	24.1%
Information Technology	22.1%
Industrials	19.2%
Consumer Discretionary	14.7%
Communication Services	11.0%
Health Care	7.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class Y
Trading Symbol	MINVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Fund Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$48	0.91%

[1]	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[21]
Net Assets	$ 327,154,207
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 1,159,189
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$327,154,207
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,159,189

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	8.2%
Texas Instruments, Inc.	6.3%
Amazon.com, Inc.	6.1%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.8%
Ferguson Enterprises, Inc.	5.4%
Analog Devices, Inc.	4.7%
Parker-Hannifin Corp.	4.6%
Visa, Inc., Class A	4.5%
Lowe's Cos., Inc.	3.4%

Sector Allocation (% of Net Assets)

Financials	24.1%
Information Technology	22.1%
Industrials	19.2%
Consumer Discretionary	14.7%
Communication Services	11.0%
Health Care	7.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class I
Trading Symbol	MIVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Fund Class I for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$42	0.81%

[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[22]
Net Assets	$ 327,154,207
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 1,159,189
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$327,154,207
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,159,189

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	8.2%
Texas Instruments, Inc.	6.3%
Amazon.com, Inc.	6.1%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.8%
Ferguson Enterprises, Inc.	5.4%
Analog Devices, Inc.	4.7%
Parker-Hannifin Corp.	4.6%
Visa, Inc., Class A	4.5%
Lowe's Cos., Inc.	3.4%

Sector Allocation (% of Net Assets)

Financials	24.1%
Information Technology	22.1%
Industrials	19.2%
Consumer Discretionary	14.7%
Communication Services	11.0%
Health Care	7.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Large Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Large Cap Fund
Class Name	Large Cap Fund Class R6
Trading Symbol	MNVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Fund Class R6 for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$38	0.73%

[1]	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[23]
Net Assets	$ 327,154,207
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 1,159,189
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$327,154,207
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,159,189

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.

Top Ten Holdings (% of Net Assets)

Alphabet, Inc., Class C	8.2%
Texas Instruments, Inc.	6.3%
Amazon.com, Inc.	6.1%
Arch Capital Group Ltd.	5.9%
Keysight Technologies, Inc.	5.8%
Ferguson Enterprises, Inc.	5.4%
Analog Devices, Inc.	4.7%
Parker-Hannifin Corp.	4.6%
Visa, Inc., Class A	4.5%
Lowe's Cos., Inc.	3.4%

Sector Allocation (% of Net Assets)

Financials	24.1%
Information Technology	22.1%
Industrials	19.2%
Consumer Discretionary	14.7%
Communication Services	11.0%
Health Care	7.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invested primarily in common stocks of large-cap companies as defined as those in the S&P 500 Index.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class A
Trading Symbol	MERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$57	1.15%

[1]	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[24]
Net Assets	$ 1,785,921,600
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 6,749,287
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$1,785,921,600
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,749,287

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Ross Stores, Inc.	8.8%
Arch Capital Group Ltd.	7.7%
Amphenol Corp., Class A	5.0%
Carlisle Cos., Inc.	4.3%
Brown & Brown, Inc.	3.8%
PACCAR, Inc.	3.7%
Teledyne Technologies, Inc.	3.5%
Labcorp Holdings, Inc.	3.4%
CDW Corp.	3.3%
Moelis & Co., Class A	3.1%

Sector Allocation (% of Net Assets)

Financials	23.6%
Information Technology	22.6%
Industrials	18.5%
Consumer Discretionary	16.7%
Health Care	10.4%
Short-Term Investments	5.3%
Communication Services	3.6%
Other Assets and Liabilities, Net	(0.7%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class Y
Trading Symbol	GTSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$44	0.90%

[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[25]
Net Assets	$ 1,785,921,600
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 6,749,287
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$1,785,921,600
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,749,287

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Ross Stores, Inc.	8.8%
Arch Capital Group Ltd.	7.7%
Amphenol Corp., Class A	5.0%
Carlisle Cos., Inc.	4.3%
Brown & Brown, Inc.	3.8%
PACCAR, Inc.	3.7%
Teledyne Technologies, Inc.	3.5%
Labcorp Holdings, Inc.	3.4%
CDW Corp.	3.3%
Moelis & Co., Class A	3.1%

Sector Allocation (% of Net Assets)

Financials	23.6%
Information Technology	22.6%
Industrials	18.5%
Consumer Discretionary	16.7%
Health Care	10.4%
Short-Term Investments	5.3%
Communication Services	3.6%
Other Assets and Liabilities, Net	(0.7%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class I
Trading Symbol	MDCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class I for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$39	0.80%

[1]	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[26]
Net Assets	$ 1,785,921,600
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 6,749,287
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$1,785,921,600
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,749,287

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Ross Stores, Inc.	8.8%
Arch Capital Group Ltd.	7.7%
Amphenol Corp., Class A	5.0%
Carlisle Cos., Inc.	4.3%
Brown & Brown, Inc.	3.8%
PACCAR, Inc.	3.7%
Teledyne Technologies, Inc.	3.5%
Labcorp Holdings, Inc.	3.4%
CDW Corp.	3.3%
Moelis & Co., Class A	3.1%

Sector Allocation (% of Net Assets)

Financials	23.6%
Information Technology	22.6%
Industrials	18.5%
Consumer Discretionary	16.7%
Health Care	10.4%
Short-Term Investments	5.3%
Communication Services	3.6%
Other Assets and Liabilities, Net	(0.7%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Mid Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Mid Cap Fund
Class Name	Mid Cap Fund Class R6
Trading Symbol	MMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class R6 for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$36	0.72%

[1]	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[27]
Net Assets	$ 1,785,921,600
Holdings Count | Holdings	37
Advisory Fees Paid, Amount	$ 6,749,287
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$1,785,921,600
# of Portfolio Holdings	37
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$6,749,287

Holdings [Text Block]

What does the Fund invest in?

The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.

Top Ten Holdings (% of Net Assets)

Ross Stores, Inc.	8.8%
Arch Capital Group Ltd.	7.7%
Amphenol Corp., Class A	5.0%
Carlisle Cos., Inc.	4.3%
Brown & Brown, Inc.	3.8%
PACCAR, Inc.	3.7%
Teledyne Technologies, Inc.	3.5%
Labcorp Holdings, Inc.	3.4%
CDW Corp.	3.3%
Moelis & Co., Class A	3.1%

Sector Allocation (% of Net Assets)

Financials	23.6%
Information Technology	22.6%
Industrials	18.5%
Consumer Discretionary	16.7%
Health Care	10.4%
Short-Term Investments	5.3%
Communication Services	3.6%
Other Assets and Liabilities, Net	(0.7%)

Exposure Basis Explanation [Text Block]	The Fund invested in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class A
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class A
Trading Symbol	MASMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Fund Class A for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$69	1.35%

[1]	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%	[28]
Net Assets	$ 154,599,578
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 684,979
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$154,599,578
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$684,979

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.1%
Scotts Miracle-Gro Co.	3.7%
Knowles Corp.	3.6%
Hayward Holdings, Inc.	3.5%
Power Integrations, Inc.	3.4%
Shake Shack, Inc., Class A	3.3%
Core & Main, Inc., Class A	3.2%
HealthEquity, Inc.	2.8%
Viavi Solutions, Inc.	2.7%
Carlisle Cos., Inc.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	28.1%
Industrials	22.3%
Health Care	12.8%
Financials	9.9%
Consumer Discretionary	8.7%
Materials	7.2%
Short-Term Investments	7.1%
Consumer Staples	3.3%
Energy	1.4%
Other Assets and Liabilities, Net	(0.8%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class Y
Trading Symbol	BVAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Fund Class Y for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$56	1.10%

[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[29]
Net Assets	$ 154,599,578
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 684,979
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$154,599,578
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$684,979

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.1%
Scotts Miracle-Gro Co.	3.7%
Knowles Corp.	3.6%
Hayward Holdings, Inc.	3.5%
Power Integrations, Inc.	3.4%
Shake Shack, Inc., Class A	3.3%
Core & Main, Inc., Class A	3.2%
HealthEquity, Inc.	2.8%
Viavi Solutions, Inc.	2.7%
Carlisle Cos., Inc.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	28.1%
Industrials	22.3%
Health Care	12.8%
Financials	9.9%
Consumer Discretionary	8.7%
Materials	7.2%
Short-Term Investments	7.1%
Consumer Staples	3.3%
Energy	1.4%
Other Assets and Liabilities, Net	(0.8%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class I
Trading Symbol	MSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Fund Class I for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$51	1.00%

[1]	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[30]
Net Assets	$ 154,599,578
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 684,979
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$154,599,578
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$684,979

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.1%
Scotts Miracle-Gro Co.	3.7%
Knowles Corp.	3.6%
Hayward Holdings, Inc.	3.5%
Power Integrations, Inc.	3.4%
Shake Shack, Inc., Class A	3.3%
Core & Main, Inc., Class A	3.2%
HealthEquity, Inc.	2.8%
Viavi Solutions, Inc.	2.7%
Carlisle Cos., Inc.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	28.1%
Industrials	22.3%
Health Care	12.8%
Financials	9.9%
Consumer Discretionary	8.7%
Materials	7.2%
Short-Term Investments	7.1%
Consumer Staples	3.3%
Energy	1.4%
Other Assets and Liabilities, Net	(0.8%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents
Small Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Madison Small Cap Fund
Class Name	Small Cap Fund Class R6
Trading Symbol	MSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Cap Fund Class R6 for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/#documents. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/#documents
Expenses [Text Block]

What were the Fund costs for last period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$47	0.92%

[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[31]
Net Assets	$ 154,599,578
Holdings Count | Holdings	51
Advisory Fees Paid, Amount	$ 684,979
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of April 30, 2026)
Total Net Assets	$154,599,578
# of Portfolio Holdings	51
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$684,979

Holdings [Text Block]

What does the Fund invest in?

The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.

Top Ten Holdings (% of Net Assets)

Encompass Health Corp.	4.1%
Scotts Miracle-Gro Co.	3.7%
Knowles Corp.	3.6%
Hayward Holdings, Inc.	3.5%
Power Integrations, Inc.	3.4%
Shake Shack, Inc., Class A	3.3%
Core & Main, Inc., Class A	3.2%
HealthEquity, Inc.	2.8%
Viavi Solutions, Inc.	2.7%
Carlisle Cos., Inc.	2.7%

Sector Allocation (% of Net Assets)

Information Technology	28.1%
Industrials	22.3%
Health Care	12.8%
Financials	9.9%
Consumer Discretionary	8.7%
Materials	7.2%
Short-Term Investments	7.1%
Consumer Staples	3.3%
Energy	1.4%
Other Assets and Liabilities, Net	(0.8%)

Exposure Basis Explanation [Text Block]	The Fund invested primarily in a diversified mix of common stocks of small cap U.S. companies that is defined as those companies with market capitalization of between $100 million and $15 billion.
Updated Prospectus Phone Number	1-800-877-6089
Updated Prospectus Web Address	www.madisonfunds.com/funds/#documents

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